NOTE 8 - SUPPLEMENTAL CASH FLOW INFORMATION	3 Months Ended
Sep. 30, 2012
Supplemental Cash Flow Elements [Abstract]
NOTE 8 - SUPPLEMENTAL CASH FLOW INFORMATION

NOTE 8 – SUPPLEMENTAL CASH FLOW INFORMATION

During the three months ended September 30, 2012 and September 30, 2011, the Company paid $33,000 and $64,000 for interest, respectively.

During the three months ended September 30, 2012 and September 30, 2011, the Company paid $147,000 and $0 for income taxes, respectively.